Note 2 - Revenue Recognition - Deferred Costs of Revenue Balances Included in Prepaid Expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance, deferred costs of revenue	$ 154,218	$ 154,218	$ 89,068
Deferred costs added - maintenance		223,148	228,010
Deferred costs added - deliverables			17,406
Deferred costs expensed	(55,362)	(220,647)	(180,266)
Balance, deferred costs of revenue	$ 101,656	$ 156,719	$ 154,218